Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	56 Months Ended		60 Months Ended	68 Months Ended		120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
SmartETFs Smart Transportation & Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Smart Transportation & Technology ETF
Average Annual Return, Percent	10.61%	6.93%			13.77%		13.74%
SmartETFs Sustainable Energy II ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Sustainable Energy II ETF
Average Annual Return, Percent	11.87%	2.69%		2.96%
SmartETFs Asia Pacific Dividend Builder ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Asia Pacific Dividend Builder ETF
Average Annual Return, Percent	15.87%	24.80%			11.25%			7.22%
SmartETFs Dividend Builder ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Dividend Builder ETF
Average Annual Return, Percent	8.82%	13.79%			13.88%			10.57%
SmartETFs Smart Transportation & Technology ETF | MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent	9.47%	16.26%			14.55%		12.32%
SmartETFs Sustainable Energy II ETF | MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent	9.47%	16.26%		12.26%
SmartETFs Asia Pacific Dividend Builder ETF | MSCI AC Pacific ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI AC Pacific Ex-Japan Index
Average Annual Return, Percent	15.91%	19.50%			5.89%			5.26%
SmartETFs Dividend Builder ETF | MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Average Annual Return, Percent	9.47%	16.26%			14.55%			10.66%